Future Commitments to Pay for Usage of Certain Port Facilities (Detail) (Port Facility Commitments, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Port Facility Commitments
Commitments [Line Items]
2013	$ 23,523
2014	25,155
2015	26,008
2016	26,680
2017	26,665
Thereafter	69,792
Total	$ 197,823